Performance Management - OnTrack Core Fund	Apr. 28, 2026
Advisor Class Shares [Member]
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Advisor Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Advisor Class shares overtime to the performance of a broad-based market index and two supplemental indexes. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by visiting https://www.advisorspreferred.com/ontrack-core-fund or by calling 1-855-747-9555.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Advisor Class shares for each full calendar year since the Fund’s inception.
Bar Chart [Heading]	Advisor Class Performance Bar Chart For Calendar Years Ended December 31:
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter	6/30/2020	17.12%
Worst Quarter	12/31/2018	(4.93)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	17.12%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(4.93%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Market Index Changed	The Fund changed its broad based securities market index to the Bloomberg U.S. Aggregate Bond Index from the Bloomberg 1-3 Month U.S. Treasury Bill Index to comply with regulatory requirements.
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Advisor Class	1 Year	Five Years	10 Years
Return Before Taxes	5.90%	1.61%	5.18%
Return After Taxes on Distributions	1.27%	(0.30)%	3.39%
Return After Taxes on Distributions and Sale of Fund Shares	3.62%	0.47%	3.27%
Bloomberg U.S. Aggregate Bond Index(2) (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	2.01%
Bloomberg U.S. 1-3 Month Treasury Bill Index(1) (reflects no deduction for fees, expenses or taxes)	4.29%	3.24%	2.18%
S&P 500 Total Return Index(3) (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%

(1)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed market securities, including government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index. The Fund changed its broad based securities market index to the Bloomberg U.S. Aggregate Bond Index from the Bloomberg 1-3 Month U.S. Treasury Bill Index to comply with regulatory requirements.

(2)	The Bloomberg 1-3 Month U.S. Treasury Bill Index includes all publicly issued U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. Investors cannot invest directly in an index.

(3)	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	https://www.advisorspreferred.com/ontrack-core-fund
Performance Availability Phone [Text]	1-855-747-9555
Investor Class Shares [Member]
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor Class shares for each full calendar over the past ten years. The performance table compares the performance of the Fund’s Investor Class shares overtime to the performance of a broad-based market index and two supplemental indexes. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by visiting https://www.advisorspreferred.com/ontrack-core-fund or by calling 1-855-747-9555.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor Class shares for each full calendar over the past ten years.
Bar Chart [Heading]	Investor Class Performance Bar Chart For Calendar Year Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter	6/30/2020	17.21%
Worst Quarter	12/31/2018	(4.88)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	17.21%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(4.88%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Market Index Changed	The Fund changed its broad based securities market index to the Bloomberg U.S. Aggregate Bond Index from the Bloomberg 1-3 Month U.S. Treasury Bill Index to comply with regulatory requirements.
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Investor Class Shares	1 Year	5 Years	Ten Years
Return Before Taxes	6.11%	1.80%	5.38%
Return After Taxes on Distributions	1.24%	(0.39)%	3.39%
Return After Taxes on Distributions and Sale of Fund Shares	3.75%	0.50%	3.34%
Bloomberg U.S. Aggregate Bond Index(1) (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	2.01%
Bloomberg U.S. 1-3 Month Treasury Bill Index(2) (reflects no deduction for fees, expenses or taxes)	4.29%	3.24%	2.18%
S&P 500 Total Return Index (3) (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%

(1)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed market securities, including government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index. The Fund changed its broad based securities market index to the Bloomberg U.S. Aggregate Bond Index from the Bloomberg 1-3 Month U.S. Treasury Bill Index to comply with regulatory requirements.

(2)	The Bloomberg 1-3 Month U.S. Treasury Bill Index includes all publicly issued U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. Investors cannot invest directly in an index.

(3)	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	https://www.advisorspreferred.com/ontrack-core-fund
Performance Availability Phone [Text]	1-855-747-9555